Financial Instruments and Risk Management - Liquidity Risk (Details) $ in Millions, $ in Billions	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Financial Liabilities
Cash and cash equivalents	$ 3,484		$ 1,729	$ 1,980
Total credit facilities	6,595
Total unutilized credit facilities	5,784
Unused capacity under the Board of Directors authority		$ 5.0
Timing of cash outflows related to trade and other payables and debt
Trade and Other Payables	8,090		7,700
Gross Derivative Liabilities	5,140		7,118
Debt	17,379		19,916
Lease Liabilities	6,873		6,436
Within one year
Timing of cash outflows related to trade and other payables and debt
Trade and Other Payables	8,090		7,646
Gross Derivative Liabilities	4,084		6,586
Debt	1,587		1,132
Lease Liabilities	852		561
2 to 3 years
Timing of cash outflows related to trade and other payables and debt
Trade and Other Payables			53
Gross Derivative Liabilities	1,056		532
Debt	2,037		3,184
Lease Liabilities	1,404		991
4 to 5 years
Timing of cash outflows related to trade and other payables and debt
Trade and Other Payables			1
Debt	1,330		1,425
Lease Liabilities	943		846
Over 5 years
Timing of cash outflows related to trade and other payables and debt
Debt	12,425		14,175
Lease Liabilities	3,674		4,038
Liquidity Risk
Timing of cash outflows related to trade and other payables and debt
Derivative financial liabilities	5,140		7,118
Derivative financial assets held for hedging	5,069		7,033
Derivative liabilities, net	$ 71		$ 85